Supplement to the currently effective PROSPECTUS

Deutsche Science and Technology Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.

Nicholas Daft, Director. Portfolio Manager of the fund. Began managing the fund in 2014.

Jaimin Soni, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

Nataly Yackanich, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

The following information replaces the existing disclosure for the fund contained under the “MANAGEMENT” sub-heading of the “FUND DETAILS” section of the fund’s prospectus.

Nicholas Daft, Director. Portfolio Manager of the fund. Began managing the fund in 2014.

•	Joined Deutsche Asset Management in 2007 after two years of industry experience as an Analyst at Buckeye Capital and Wasserstein Perella.
•	Portfolio Manager for US Large Cap Equity: New York
•	BA in Asian Studies from Williams College; MBA in Finance from Columbia Business School.

Jaimin Soni, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

•	Joined Deutsche Asset Management in 2013 after 13 years of industry experience, most recently as Equity Analyst for Bank of America Merrill Lynch.
•	Portfolio Manager US Large Cap Equity: New York
•	BA, University of Illinois; MBA, University of Chicago.

Nataly Yackanich, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2014.

•	Joined Deutsche Asset Management in 2005 after four years of industry experience as a Research Analyst at Credit Suisse Research US, LLC and as a Small Cap Analyst at Sidoti & Co, LLC.
•	Research Analyst for Global Small, US Small and US Mid Cap Equities: New York.
•	BA in Economics from Johns Hopkins University; MSc in Economics from London School of Economics.

Please Retain This Supplement for Future Reference

April 18, 2016

PROSTKR-625